Junior Subordinated Deferrable Interest Debentures (Narrative) (Details) - USD ($)		12 Months Ended
	Mar. 26, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates, Balance, Principal Amount		$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted		10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust		12,840,000	$ 12,806,000
Interest Expense, Debt		$ 596,000	$ 496,000	$ 446,000
Maximum Amount of Core Capital		25.00%
Trust Preferred Securities [Member]
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust		$ 10,300,000
Maturity Date		Mar. 26, 2033
Effective Cost of the Debentures		4.82%	4.15%	3.57%
Liability Assumed		$ 3,093,000
Guaranteed Trust Preferred Securities [Member]
Liability Assumed		$ 3,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Ohio State Bancshares, Inc. [Member]
Interest rate		4.21%	3.73%
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities [Member]
Maturity Date		Apr. 23, 2034
Other Debt, Carrying Value		$ 2,540,000	$ 2,506,000
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities Secured by an Investment [Member]
Liability Assumed		$ 93,000
Ohio State Bancshares, Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.85%